UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31/07

Date of reporting period:	1/31/07

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Portfolio of Investments

As of January 31, 2007 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 124.8%
AUSTRALIA - 58.3%

		ANZ Banking Corporation,
AUD	10,000	6.75%, 3/22/07(a)(b)	A1	A+	$7,746,938
AUD	6,500	6.50%, 5/21/09(a)(b)	A1	A+	5,008,966
AUD	7,500	6.00%, 8/17/10(a)(b)	A1	A+	5,680,710
AUD	12,000	6.25%, 5/23/11(a)(b)	A1	A+	9,118,119
		Australia Postal Corporation,
AUD	22,000	6.00%, 3/25/09	NR	AAA	16,869,103
		AXA SA
AUD	9,000	7.50%, 10/26/16(b)	Baa1	BBB	6,822,408
AUD	3,000	7.793%, 10/26/16(a)(b)	Baa1	BBB	2,342,788
		BHP Finance Limited,
AUD	12,000	6.25%, 8/15/08	A1	A+	9,240,945
		CFS Gandel Retail Trust,
AUD	4,000	6.25%, 12/22/14	NR	A	2,949,817
		CIE Financement Foncier
AUD	15,000	6.25%, 1/30/17	Aaa	AAA	11,434,806
		Commonwealth of Australia,
AUD	40,000	8.75%, 8/15/08	Aaa	AAA	32,125,175
AUD	151,600	7.50%, 9/15/09	Aaa	AAA	121,301,841
AUD	61,500	6.50%, 5/15/13(c)	Aaa	AAA	48,811,465
AUD	25,000	6.25%, 4/15/15	Aaa	AAA	19,709,951
AUD	51,650	6.00%, 2/15/17	Aaa	AAA	40,186,651
		Commonwealth Bank of Australia,
AUD	1,000	6.65%, 2/24/07(a)(b)	Aa3	AA-	696,830
AUD	20,000	6.75%, 12/1/07	Aaa	AAA	15,537,130
AUD	35,200	6.25%, 9/1/09	Aaa	AAA	27,175,292
		Emirates Bank International,
AUD	6,400	6.75%, 11/6/09	A1	A	4,938,394
		FGL Finance Australia,
AUD	5,500	6.25%, 3/17/10	Baa2	BBB	4,176,164
		GE Capital Australia Funding Pty,
AUD	10,000	6.75%, 9/15/07	Aaa	AAA	7,752,523
AUD	9,500	5.75%, 2/11/10	Aaa	AAA	7,172,261
AUD	27,700	6.00%, 8/17/12	Aaa	AAA	20,738,685
AUD	6,500	6.00%, 5/15/13	Aaa	AAA	4,846,867
		General Property Trust Management,
AUD	4,000	6.50%, 8/22/13	NR	BBB+	2,990,576
		HBOS Treasury Services plc,
NZD	2,000	7.555%, 2/3/09(a)	NR	AA	1,374,461
		HSBC Finance Corp.,
AUD	10,000	6.50%, 9/22/11	Aa3	AA-	7,661,175
		Hypo Real Estate Bank Intl.,
AUD	24,500	6.25%, 8/16/11	Aa2	AAA	18,779,519
		ING Office Finance,
AUD	4,500	6.25%, 8/19/08	NR	NR	3,484,651
		Macquarie Bank Limited,
AUD	1,500	6.50%, 9/15/09(a)(b)	A3	A-	1,152,771
AUD	7,000	6.50%, 5/31/12(a)(b)	A3	A-	5,366,889
		Melbourne Airport,
AUD	4,500	6.75%, 6/15/08	Aaa	AAA	3,487,938
		Monumental Global Funding,
AUD	11,500	6.50%, 11/8/11	Aa3	AA	8,828,879
		National Australia Bank,
NZD	4,000	7.815%, 7/18/08(a)	Aa3	AA-	2,749,060
		National Capital Trust,
AUD	3,500	7.168%, 9/30/16(a)(b)	A2	A-	2,720,858
		National Wealth Management,
AUD	6,100	6.75%, 6/16/16(a)(b)	NR	A-	4,579,619
		New South Wales Treasury Corp.,
AUD	52,000	8.00%, 3/1/08	Aaa	AAA	40,957,629
AUD	26,000	7.00%, 12/1/10	Aaa	AAA	20,594,193
AUD	27,500	6.00%, 5/1/12	NR	AAA	20,994,506
AUD	14,000	5.50%, 8/1/14	Aaa	AAA	10,357,488
		NRMA Insurance Ltd.,
AUD	13,000	6.35%, 11/27/07(a)(b)	NR	AA-	10,045,946
		Publishing & Broadcasting Finance Limited,
AUD	9,700	6.15%, 7/4/15	NR	A-	7,127,188
		Queensland Treasury Corp.,
AUD	10,000	8.00%, 9/14/07	Aaa	AAA	7,825,978
AUD	10,000	5.50%, 5/14/10	NR	AAA	7,576,170
AUD	57,400	6.00%, 6/14/11	Aaa	AAA	44,033,749
AUD	50,000	6.00%, 8/14/13	Aaa	AAA	38,329,537
AUD	49,000	6.00%, 10/14/15	Aaa	AAA	37,399,928
AUD	9,000	6.00%, 9/14/17	Aaa	AAA	6,872,679
AUD	17,000	6.00%, 6/14/21	Aaa	AAA	12,960,316
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	Aaa	AAA	9,914,163
		RWH Finance Pty Limited,
AUD	4,800	6.20%, 3/26/17	Aa2	NR	3,527,945
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10	Aaa	AAA	7,535,844
		South Australian Financing Authority,
AUD	10,000	7.50%, 10/15/07	Aaa	AAA	7,804,181
		Southern Cross Airports Corp.,
AUD	15,500	6.02%, 10/11/07	Aaa	AAA	11,960,966
		SPI Australia Finance Pty Ltd.,
AUD	10,000	6.25%, 11/14/08	A1	A	7,669,339
		SPI Electricity and Gas,
AUD	15,000	6.25%, 11/3/11	A1	A	11,434,376
		St. George Bank Limited,
AUD	5,000	6.00%, 9/25/07(a)(b)	A2	A	3,855,413
AUD	10,500	6.50%, 7/26/11(a)(b)	A2	A	8,024,860
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	Aaa	NR	2,657,147

Aberdeen-Asia Pacific Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Telstra Corporation,
AUD	21,500	7.25%, 11/15/12	A2	A	$16,851,001
AUD	2,000	8.75%, 1/20/15	NR	NR	1,753,383
		Treasury Corp. of Victoria,
AUD	25,000	7.50%, 8/15/08	Aaa	AAA	19,688,049
		Walker Finance Property Limited,
AUD	2,600	6.6917%, 3/30/07(a)	NR	AAA	2,017,040
		Wesfarmers Limited,
AUD	6,000	6.25%, 8/27/07	NR	A-	4,636,790
		Western Australia Treasury Corp.,
AUD	11,000	8.00%, 10/15/07	Aaa	AAA	8,612,385
AUD	40,000	7.50%, 10/15/09	Aaa	AAA	31,874,329
AUD	30,000	7.00%, 4/15/11	Aaa	AAA	23,823,345
AUD	11,500	8.00%, 6/15/13	Aaa	AAA	9,686,994
AUD	18,000	8.00%, 7/15/17	Aaa	AAA	15,850,203
		Westpac Banking Corporation,
AUD	5,000	6.75%, 12/18/08(a)(b)	A1	A+	3,874,159
AUD	15,000	6.00%, 11/16/10(a)(b)	A1	A+	11,319,917
AUD	12,000	6.50%, 1/24/12(a)(b)	NR	A+	9,177,143

					994,184,504

CANADA - 0.5%
		Province of Manitoba,
NZD	1,500	6.375%, 9/1/15	Aa2	AA-	991,385
		Province of Ontario,
NZD	5,500	6.25%, 12/3/08	Aa2	AA	3,697,717
NZD	4,000	6.25%, 6/16/15	Aa2	AA	2,610,888
		Quebec Province,
NZD	1,500	6.75%, 11/9/15	Aa3	A+	1,004,285

					8,304,275

CHINA - 1.1%
		GITI Tire
USD	1,500	12.25%, 1/26/10(b)	B3	B-	1,493,837
		Hopson Development Holdings Ltd.,
USD	1,900	8.125%, 11/9/09(b)(d)	Ba2	BB+	1,930,875
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	A2	A	12,625,610
		Xinao Gas Holdings Limited,
USD	2,100	7.375%, 8/5/12(c)	Ba1	BB+	2,134,762

					18,185,084

FRANCE - 0.6%
		Dexia Municipal Agency,
AUD	13,000	6.00%, 10/15/07	Aaa	AAA	10,036,561

GERMANY - 1.1%
		Landwirtschaftliche Rentenbank,
AUD	25,000	6.00%, 9/15/09	Aaa	AAA	19,152,975

HONG KONG - 4.3%
		CITIC Ka Wah Bank,
USD	1,100	7.033%, 12/12/07(a)(b)	Baa3	NR	1,100,369
USD	6,950	9.125%, 5/31/12(a)(b)	Baa3	NR	7,820,189
		Hutchison Whampoa Ltd.,
USD	5,500	5.45%, 11/24/10(d)	A3	A-	5,484,336
USD	6,000	7.00%, 2/16/11(d)	A3	A-	6,306,504
USD	18,700	6.50%, 2/13/13(d)	A3	A-	19,447,009
USD	9,400	6.25%, 1/24/14(d)	A3	A-	9,674,696
USD	7,800	7.45%, 11/24/33(d)	A3	A-	8,878,022
		Kowloon Canton Railway Corporation,
USD	14,300	8.00%, 3/15/10	Aa3	AA	15,427,240

					74,138,365

INDIA - 2.2%
		Bank of India,
USD	8,700	6.625%, 9/22/16(a)(b)	Baa2	BB	8,719,349
		ICICI Bank,
USD	13,500	6.375%, 4/30/17(a)(b)(d)	Baa2	BB	13,354,501
		NTPC Ltd.,
USD	5,700	5.875%, 3/2/16(c)	NR	BB+	5,547,239
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(d)	Baa2	BBB	9,590,735

					37,211,824

INDONESIA - 6.7%
		Adaro Finance B.V.,
USD	5,000	8.50%, 12/8/10(d)	Ba3	B+	5,112,500
		Bank Danamon Indonesia,
USD	2,400	7.65%, 3/30/09(a)(b)(d)	Ba3	B	2,440,135
		Bank Mandiri Cayman,
USD	1,600	10.625%, 8/3/07(a)(b)(d)	Ba3	B	1,639,112
USD	4,500	7.00%, 4/22/08(d)	Ba3	BB-	4,522,621
		Freeport-McMoran Copper & Gold, Inc.,
USD	5,250	10.125%, 2/1/07(b)	B1	B+	5,519,063
		Indonesia Government,
IDR	50,000,000	10.00%, 10/15/11	NR	BB+	5,631,319
IDR	17,000,000	13.15%, 1/15/12	NR	BB+	2,138,264
IDR	25,000,000	11.00%, 12/15/12	NR	BB+	2,916,484
IDR	75,000,000	12.50%, 3/15/13	B1	BB+	9,317,308
IDR	50,000,000	11.00%, 10/15/14	B1	BB+	5,839,011
IDR	100,000,000	9.50%, 6/15/15	B1	BB+	10,760,440
IDR	5,000,000	10.75%, 5/15/16	B1	BB+	576,429
IDR	70,000,000	11.00%, 11/15/20	B1	BB+	8,103,846

Aberdeen-Asia Pacific Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Indosat Finance,
USD	14,700	7.75%, 11/5/08(b)(d)	Ba3	BB	$15,049,256
USD	1,200	7.125%, 6/22/10(b)(d)	Ba3	BB	1,200,800
		Medco Energi Internasional,
USD	3,225	8.75%, 5/22/10(c)(d)	B2	B+	3,195,881
		MGTI Finance Company Ltd.,
USD	6,000	8.375%, 9/15/10(d)	Ba3	B+	6,282,126
		PT Bank Lippo TBK,
USD	3,250	7.375%, 11/22/11(a)(b)	Ba3	NR	3,282,500
		PT Bank Negara Indonesia,
USD	1,500	10.00%, 11/15/07(a)(b)	Ba3	B-	1,546,941
		PT Bank Rakyat Indonesia,
USD	8,050	7.75%, 10/30/08(b)	Ba3	NR	8,162,756
		Republic of Indonesia,
USD	9,650	7.25%, 4/20/15(c)(d)	B1	BB-	10,367,738

					113,604,530

JAPAN - 1.0%
		Mizuho Financial Group,
USD	1,600	5.79%, 4/15/14(d)	A2	A-	1,599,086
		Sumitomo Mitsui Banking,
USD	5,400	8.15%, 8/1/08(b)	A2	NR	5,567,400
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	Aaa	AAA	1,346,488
		UFJ Finance Aruba AEC,
USD	5,000	8.75%, 11/13/08(b)	A2	NR	5,242,500
USD	3,200	6.75%, 7/15/13	A2	A-	3,391,501

					17,146,975

MALAYSIA - 6.5%
		Bumiputra Commerce Bank Berhad,
USD	5,500	5.125%, 10/16/08(a)(b)	Baa1	BBB	5,440,206
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/3/10(a)(b)	Baa2	BBB	4,602,747
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	A3	BBB+	2,575,347
		Malaysia Government,
MYR	54,000	4.305%, 2/27/09	A3	NR	15,612,024
USD	7,990	7.50%, 7/15/11	A3	A-	8,635,648
MYR	6,500	3.833%, 9/28/11	A3	A+	1,861,399
MYR	26,900	3.702%, 2/25/13	A3	A+	7,658,642
MYR	12,000	5.094%, 4/30/14	A3	NR	3,701,718
MYR	6,500	4.72%, 9/30/15	A3	NR	1,973,367
		Petroliam Nasional Berhad,
USD	6,800	7.00%, 5/22/12(d)	A1	A-	7,290,355
USD	10,500	7.75%, 8/15/15(d)	A1	A-	12,103,938
USD	4,000	7.875%, 5/22/22(d)	A1	A-	4,849,284
		Public Bank Berhad,
USD	3,200	5.625%, 9/22/09(a)(b)	Baa1	BBB+	3,193,082
USD	8,350	5.00%, 6/20/12(a)(b)	Baa1	BBB+	8,063,846
		Telekom Malaysia,
USD	3,000	7.875%, 8/1/25(d)	A2	A-	3,607,806
		Tenaga Nasional Berhad,
USD	1,600	7.625%, 4/1/11(d)	Baa1	BBB	1,724,152
USD	14,000	7.50%, 1/15/96(d)	Baa1	BBB	15,157,100
		TM Global Inc.,
USD	2,200	8.00%, 12/7/10(d)	A2	A-	2,398,541

					110,449,202

NETHERLANDS - 0.8%
		ABN Amro Bank,
AUD	15,000	6.50%, 5/17/13(a)(b)	A1	A+	11,408,593
		Nederlands Waterschapsbank,
NZD	2,500	6.50%, 10/17/08	Aaa	AAA	1,684,980

					13,093,573

NEW ZEALAND - 0.3%
		New Zealand Government,
NZD	4,000	7.00%, 7/15/09(c)	Aaa	AAA	2,774,867
NZD	4,500	6.00%, 4/15/15(c)	Aaa	AAA	3,080,655

					5,855,522

PAKISTAN - 0.2%
		Pakistan Mobile Comm.,
USD	3,700	8.625%, 11/13/10(b)(d)	B3	B+	3,879,450

PHILIPPINES - 12.2%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27(c)	B1	BB-	4,720,000
		Globe Telecom,
USD	6,050	9.75%, 4/15/07(b)	Ba2	BB+	6,375,188
		Land Bank of Philippines,
USD	4,000	7.25%, 10/19/11(a)(b)	NR	NR	4,058,333
		National Power Corporation,
USD	7,000	6.875%, 11/2/16(d)	B1	BB-	7,100,670
		Philippine Government,
PHP	372,800	18.00%, 11/26/08	B1	NR	8,576,992
PHP	95,000	13.00%, 4/25/12	B1	NR	2,052,136
PHP	133,000	11.875%, 5/29/23	B1	NR	2,718,776
		Philippine Long Distance Telephone Company,
USD	5,300	10.50%, 4/15/09	Ba2	BB+	5,810,125
USD	6,300	11.375%, 5/15/12	Ba2	BB+	7,717,500
USD	2,000	8.35%, 3/6/17	Ba2	BB+	2,250,000

Aberdeen-Asia Pacific Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
		Republic of Philippines,
USD	3,000	7.50%, 9/11/07	B1	BB-	$3,027,039
USD	9,100	8.875%, 4/15/08	B1	BB-	9,509,500
USD	12,000	8.375%, 3/12/09	B1	BB-	12,645,000
USD	14,000	9.875%, 3/16/10	B1	BB-	15,540,000
USD	24,000	8.375%, 2/15/11	B1	BB-	26,040,000
USD	4,000	9.00%, 2/15/13	B1	BB-	4,590,000
USD	9,450	8.25%, 1/15/14	B1	BB-	10,560,375
USD	2,000	8.875%, 3/17/15	B1	BB-	2,332,500
USD	14,100	9.375%, 1/18/17	B1	BB-	17,272,500
USD	16,050	9.875%, 1/15/19	B1	BB-	20,604,188
USD	15,879	10.625%, 3/16/25(c)	B1	BB-	22,409,239
		SM Investments Corporation,
USD	4,450	8.00%, 10/16/07	NR	NR	4,497,259
		URC Philippines Ltd.,
USD	5,700	9.00%, 2/6/08(d)	Ba3	BB	5,840,927
USD	1,750	8.25%, 1/20/12	Ba3	BB	1,834,401

					208,082,648

SINGAPORE - 5.7%
		DBS Bank,
USD	11,500	7.657%, 3/15/11(a)(b)(d)	A1	NR	12,327,442
USD	5,000	7.125%, 5/15/11(d)	Aa3	A	5,315,300
		Flextronics International Ltd.,
USD	9,600	6.50%, 5/15/08(b)	Ba2	BB-	9,312,000
		Oversea-Chinese Banking Corporation,
USD	7,600	7.75%, 9/6/11(d)	A1	NR	8,273,748
		Singapore Government,
SGD	10,000	4.00%, 3/1/07	Aaa	AAA	6,511,060
SGD	25,700	1.50%, 4/1/08	Aaa	AAA	16,440,892
SGD	13,000	4.625%, 7/1/10	Aaa	AAA	8,891,042
SGD	9,500	3.625%, 7/1/14	Aaa	AAA	6,372,218
SGD	16,900	4.00%, 9/1/18	Aaa	AAA	11,826,656
		Singapore Telecommunications,
USD	2,600	6.375%, 12/1/11(d)	Aa2	A+	2,730,104
		SingTel Optus Finance Pty. Limited,
USD	5,800	8.00%, 6/22/10(d)	Aa3	A+	6,204,428
		Stats Chippac Ltd.,
USD	3,350	7.50%, 7/19/10	Ba2	BB	3,417,000

					97,621,890

SOUTH KOREA - 10.2%
		Equus Cayman Finance Ltd.,
USD	7,800	5.50%, 9/12/08(d)	Baa3	BBB-	7,755,080
		Hana Funding, Ltd.,
USD	3,500	8.748%, 12/17/12(a)(b)	NR	BBB	3,948,686
		Hanarotelecom Inc.,
USD	2,000	7.00%, 2/1/12(d)	Ba2	BB	2,007,192
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12	Baa2	BBB	3,770,473
		Hyundai Motors Manufacturing,
USD	2,400	5.30%, 12/19/08(d)	Baa3	BBB-	2,382,000
		Korea Development Bank,
USD	5,500	5.75%, 9/10/13	A3	A	5,570,642
		Korea Electric Power Corporation,
USD	3,300	7.75%, 4/1/13	A1	A	3,708,923
USD	10,000	7.00%, 2/1/27	A1	A	11,300,220
		Korea Hydro & Nuclear Power,
USD	2,750	4.25%, 1/29/08(c)	A1	A	2,710,978
		Korea South-East Power Co. Ltd.,
USD	3,900	4.75%, 6/26/13	A1	NR	3,694,497
USD	8,700	6.00%, 5/25/16(d)	A1	A-	8,847,691
		SC First Bank Korea,
USD	3,950	7.267%, 3/3/14(a)(b)(d)	NR	BBB+	4,231,627
		Shinhan Bank,
USD	1,600	6.25%, 9/8/08(a)(b)	Baa1	BBB	1,611,128
USD	8,550	5.663%, 3/2/15(a)(b)	Baa2	BBB	7,943,925
		South Korea National Debt,
KRW	6,300,000	7.17%, 4/10/07	A3	NR	6,716,088
KRW	8,500,000	4.75%, 3/12/08	A3	NR	8,993,903
KRW	10,000,000	3.50%, 12/10/09	A3	NR	10,196,357
KRW	10,000,000	4.00%, 6/10/10	A3	NR	10,290,228
KRW	8,500,000	5.25%, 12/10/10	A3	NR	9,097,627
KRW	8,400,000	5.00%, 3/10/11	A3	NR	8,899,735
KRW	26,674,000	6.91%, 7/18/11	A3	NR	30,396,319
KRW	10,000,000	4.25%, 9/10/14	A3	NR	10,087,562
KRW	9,800,000	5.00%, 9/10/16	A3	NR	10,361,634

					174,522,515

SPAIN - 0.2%
		Instituto de Credito Oficial,
AUD	5,000	5.50%, 10/11/12	Aaa	AAA	3,707,732

SWEDEN - 0.4%
		Kingdom of Sweden,
AUD	8,287	7.875%, 4/23/07	Aaa	AAA	6,435,672

SWITZERLAND - 3.4%
		Eurofima,
AUD	30,000	6.50%, 8/22/11(c)	Aaa	AAA	23,310,296
AUD	30,000	6.00%, 1/28/14	Aaa	AAA	22,746,311
AUD	15,000	6.25%, 12/28/18	Aaa	AAA	11,606,616

					57,663,223

TAIWAN - 0.7%
		Cathay United Bank Co. Ltd.,
USD	6,900	5.50%, 10/5/15(a)(b)(d)	Baa1	A-	6,652,510
		Wan Hai S Pte Ltd.,
USD	5,350	5.50%, 6/29/15	Baa2	BBB	5,051,352

					11,703,862

Aberdeen-Asia Pacific Income Fund, Inc. 4

Portfolio of Investments (continued)

As of January 31, 2007 (unaudited)

Principal Amount (000)		Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
THAILAND - 5.1%
		Bangkok Bank Public Company,
USD	8,500	8.750%, 3/15/07(d)	Baa2	BBB	$8,525,993
USD	14,000	9.025%, 3/15/29(d)	Baa2	BBB	17,221,190
		Bank of Thailand
THB	200,000	5.50%, 8/10/08	Baa1	NR	5,813,880
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(d)	Baa2	BBB-	5,359,607
		Krung Thai Bank PCL,
USD	3,300	7.378%, 10/10/16(a)(b)	Ba1	BB+	3,300,347
		PTT Public Company Limited,
USD	3,100	5.75%, 8/1/14(d)	A2	BBB+	3,111,923
		Thailand Government,
THB	359,000	5.60%, 7/7/07	Baa1	NR	10,375,183
THB	130,000	8.50%, 12/8/08	Baa1	A	3,996,157
THB	150,000	5.375%, 5/15/09	Baa1	NR	4,382,185
THB	227,000	5.375%, 11/30/11	Baa1	NR	6,742,233
THB	247,000	4.125%, 11/1/12	Baa1	NR	6,875,644
THB	160,000	5.00%, 12/3/14	Baa1	NR	4,711,539
THB	207,000	5.50%, 1/18/17	Baa1	NR	6,261,738

					86,677,619

UNITED STATES - 3.2%
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	Aa2	AA-	5,402,518
		Countrywide Financial Corporation,
AUD	9,500	6.25%, 12/16/10	A3	A	7,179,745
		Federal National Mortgage Assoc.,
AUD	11,065	6.375%, 8/15/07	Aaa	NR	8,563,939
		General Electric Capital Corp.,
NZD	2,000	7.00%, 7/15/09	Aaa	AAA	1,357,125
NZD	2,000	6.50%, 9/28/15	Aaa	AAA	1,302,708
		Goldman Sachs Group Inc.,
AUD	12,500	6.35%, 4/12/16	Aa3	AA-	9,309,561
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/6/10	Aa3	AA-	7,587,286
USD	2,700	12.50%, 9/17/12(a)(e)	NR	NR	3,172,500
AUD	6,000	6.75%, 3/12/14	Aa3	AA-	4,611,679
		Morgan Stanley,
NZD	2,000	6.86%, 9/6/12	Aa3	NR	1,327,699
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	999,155
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	Aa1	AA	3,766,892

					54,580,807

VIETNAM - 0.1%
		Socialist Republic of Vietnam,
USD	1,600	3.75%, 3/19/07(a)(b)	NR	BB	1,365,224

Total Long-Term Investments (cost $1,931,978,522)					2,127,604,032

SHORT-TERM INVESTMENTS - 10.2%
NEW ZEALAND - 0.1%
		New Zealand Call Deposit,
NZD	2,488	2.0%, perpetual	NR	NR	1,709,856

UNITED STATES - 10.1%
USD	111,540	Repurchase Agreement, State Street Bank and Trust Company, 4.70% dated 1/31/07, due 2/1/07 in the amount of $111,554,562 (collateralized by $6,510,000 U.S. Treasury Bond, 8.125% due 5/15/21; value $8,636,094 and $1,230,000 U.S. Treasury Bond, 8.125% due 5/15/21; value $1,631,704 and $74,535,000 U.S. Treasury Bond, 8.875% due 2/15/19; value $103,514,059)			111,540,000
Shares
USD	61,549,925	State Street Navigator Prime Portfolio(f) (cost $61,549,925)			61,549,925

					173,089,925

Total Short-Term Investments (cost $174,741,678)					174,799,781

Total Investments - 135.0% (cost $2,106,720,200)					2,302,403,813
Other Assets in Excess of Liabilities - 0.2%					2,749,140
Liquidation Value of Preferred Stock - (35.2%)					(600,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$1,705,152,953

NR	- Not rated by Moody’s and/or Standard & Poor’s.	NZD	- New Zealand dollar
AUD	- Australian dollar	PHP	- Philippine peso
IDR	- Indonesian rupiah	SGD	- Singapore dollar
INR	- Indian rupee	THB	- Thailand baht
KRW	- South Korean won	USD	- United States dollar
MYR	- Malaysian ringgit

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2007.
(b)	The date presented for these instruments represents the next call date.
(c)	Security, or portion thereof, on loan, with an aggregate market value of $58,999,684. Cash collateral of $61,549,925 was received with which the Fund purchased securities.
(d)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate market value of these securities amounted to $286,451,370 or 15.8% of net assets applicable to common shareholders.
(e)	Security is linked to the Philippine Peso.
(f)	Represents security purchased with cash collateral received for securities on loan.

Aberdeen-Asia Pacific Income Fund, Inc. 5

Portfolio of Investments (concluded)

As of January 31, 2007 (unaudited)

Interest Rate Swap Agreements
Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2007	144,000	3.1600%	1 month LIBOR	$2,412,144
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	4,185,504
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	3,693,312

					$10,290,960

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 3 year	March 2007	74	$(9,305)
Australian Treasury Bond 6% - 10 year	March 2007	162	(157,083)
United States Treasury Note 6% - 10 year	March 2007	788	(1,610,300)
Sale contracts:
United States Treasury Note 6% - 2 year	March 2007	1	906
United States Treasury Note 6% - 5 year	March 2007	21	28,178
United States Treasury Bond 6% - 30 year	March 2007	137	488,696

			$(1,258,908)

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2007	Sale Value as of January 31, 2007	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
settlement date 2/08/07	USD2,375,700	AUD3,000,000	$2,375,700	$2,323,342	$52,358
settlement date 2/15/07	USD20,000,000	AUD26,130,128	20,000,000	20,232,938	(232,938)
settlement date 2/26/07	USD23,947,000	AUD31,713,736	23,947,000	24,549,784	(602,784)
settlement date 4/26/07	USD69,378,300	AUD90,000,000	69,378,300	69,559,489	(181,189)
United States Dollar/New Zealand Dollar
settlement date 2/15/07	USD25,837,500	NZD39,000,000	25,837,500	26,783,064	(945,564)
Indian Rupee/United States Dollar
settlement date 2/28/07	INR1,303,400,000	USD23,000,000	23,269,574	23,000,000	269,574
Indonesian Rupiah/United States Dollar
settlement date 3/26/07	IDR328,975,500,000	USD35,700,000	36,030,452	35,700,000	330,452
settlement date 3/26/07	IDR83,518,920,000	USD9,188,000	9,147,260	9,188,000	(40,740)
settlement date 3/26/07	USD12,677,000	IDR115,931,165,000	12,677,000	12,697,153	(20,153)
settlement date 4/10/07	IDR417,542,000,000	USD46,000,000	45,687,931	46,000,000	(312,069)
Malaysian Ringgit/United States Dollar
settlement date 3/26/07	MYR54,874,870	USD14,905,000	15,716,838	14,905,000	811,838
settlement date 4/30/07	MYR17,657,222	USD5,071,000	5,066,443	5,071,000	(4,557)
Singapore Dollar/United States Dollar
settlement date 3/23/07	SGD83,741,324	USD54,700,000	54,637,045	54,700,000	(62,955)
settlement date 3/23/07	SGD18,642,012	USD12,177,000	12,162,985	12,177,000	(14,015)
South Korean Won/United States Dollar
settlement date 2/20/07	KRW9,154,567,000	USD9,780,000	9,726,656	9,780,000	(53,344)
settlement date 3/02/07	KRW20,996,565,000	USD22,300,000	22,419,273	22,300,000	119,273
settlement date 3/29/07	USD33,557,000	KRW31,419,419,100	33,557,000	33,405,279	151,721
Philippine Peso/United States Dollar
settlement date 2/06/07	PHP1,677,390,000	USD34,505,751	34,305,751	34,500,000	(194,249)
settlement date 2/09/07	PHP1,184,239,920	USD23,568,000	24,221,077	23,568,000	653,077
settlement date 4/30/07	USD1,382,000	PHP67,669,630	1,382,000	1,384,672	(2,672)

		Net USD Total	$481,545,785	$481,824,721	$(278,936)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of January 31, 2007 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$2,247,617,634	$51,239,467	$(58,003,214)	$(6,763,747)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

Aberdeen-Asia Pacific Income Fund, Inc. 6

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2007

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 29, 2007